Earnings (Losses) Per Share	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

NOTE 11:- EARNINGS (LOSSES) PER SHARE

The following table sets forth the computation of basic and diluted earnings (losses) per share:

	Year ended December 31,
	2019	2018	2017
Numerator for basic and diluted earnings (losses) per share:

Net income (loss)	$10,167	$12,429	$(2,015)

Weighted average ordinary shares outstanding:

Denominator for basic earnings (losses) per share	38,079,394	34,521,352	33,574,147
Effect of dilutive securities:
Employee share options and restricted share units	1,214,721	842,352	-

Denominator for diluted earnings (losses) per share	39,294,115	35,363,704	33,574,147

Basic earnings (losses) per share	$0.27	$0.36	$(0.06)

Diluted earnings (losses) per share	$0.26	$0.35	$(0.06)